Note 9 - Retirement Savings Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 33,143	$ 39,916